Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Components of other intangible assets

The components of other intangible assets were as follows (in millions):

			June 30, 2013				December 31, 2012
	Amortizable Life	Weighted Average Remaining Life	Gross	Accumulated Amortization	Effect of Foreign Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 -15 years	11 years	$283.6	$(53.3)	$(0.5)	$229.8	$240.9
Trademarks	5 years	3 years	0.6	(0.3)	—	0.3	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	151.0	151.0
Integrated
Software system	5 years	3 years	11.0	(4.8)	—	6.2	7.3

			$446.2	$(58.4)	$(0.5)	$387.3	$399.6

Estimated amortization expense related to acquired intangible assets and the integrated software system

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
Remainder of 2013	$11.1	$1.1
2014	22.2	2.2
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—